LONG-TERM DEBT (Detail Textuals) - Amobee Group Pte Ltd - USD ($) $ in Millions	1 Months Ended
	Sep. 30, 2022	Jul. 25, 2022
Other Long Term Liabilities [Line Items]
Secured term loan		$ 90
Revolving credit facility		$ 90
US Holding Inc.
Other Long Term Liabilities [Line Items]
Secured term loan	$ 90
Revolving credit facility	90
Letter of credit facility together with term loan facility	15
Proceeds of revolving credit facility	$ 10
Percentage of fronting fee along with other standard fees	0.125%
Minimum | US Holding Inc.
Other Long Term Liabilities [Line Items]
Percentage of base rate credit facilities	0.25%
Percentage of Secured Overnight Financing Rate (SOFR)	1.25%
Percentage of credit spread adjustment	0.10%
Percentage of credit facility withdrawn amount	0.20%
Maximum | US Holding Inc.
Other Long Term Liabilities [Line Items]
Percentage of base rate credit facilities	1.00%
Percentage of Secured Overnight Financing Rate (SOFR)	2.00%
Percentage of credit spread adjustment	0.25%
Percentage of credit facility withdrawn amount	0.35%